Consolidated statements of changes in equity - EUR (€) € in Millions		Total	Equity attributable to owners of parent [member]	Issued capital [member]	Non-controlling interests [member]	Reserve of cash flow hedges [member]	Reserve of exchange differences on translation [member] [1]	Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member] [2]	Reserve of gains and losses on remeasuring available-for-sale financial assets [member] [2]	Retained earnings [member]	Revaluation surplus [member]	Share premium [member]	Treasury shares [member]
Equity at beginning of period at Dec. 31, 2015		€ 11,725	€ 11,607	€ 186	€ 118	€ 12	€ 1,058	€ 56		€ 7,985	€ 4	€ 2,669	€ (363)
Total comprehensive income (loss)		1,623	1,550		73	(1)	191	(20)		1,384	€ (4)
Dividend distributed		(330)	(330)	4	(94)					(732)		398
IPO Philips Lighting (now Signify)		825								125
Cancellation of treasury shares				(4)						(446)			450
Purchase of treasury shares		(589)	(589)										(589)
Sale or issue of treasury shares		74	74							(35)		(122)	231
Share call options		(13)								(103)
Increase (decrease) through share-based payment transactions, equity		119	119							8,266		119
Income tax share-based compensation plans		19	19									19
Equity at end of period at Dec. 31, 2016		13,453	12,546	186	907	10	1,234	36		8,178		3,083	(181)
Total comprehensive income (loss)		895	805		90	12	(823)	(66)		1,681
Dividend distributed		(478)	(384)	2	(3)					(742)		356
IPO Philips Lighting (now Signify)			109		716	(1)	(15)
Purchase of treasury shares		(318)	(318)										(318)
Sale or issue of treasury shares		133	133							3		(205)	334
Share call options		(160)	(160)										90
Increase (decrease) through share-based payment transactions, equity		151	151									151
Sale of shares of Philips Lighting (now Signify)		1,039	327		712		(19)			346
Deconsolidation Philips Lighting (now Signify)		(1,602)	(12)		(1,590)					54		(66)
Increase (decrease) forward contracts		(1,079)								(1,018)			(61)
Income Tax Share-based Compensation Plans		(8)	(8)									(8)
Equity at end of period at Dec. 31, 2017		12,023	11,999	188	24	23	392	(30)		8,596		3,311	(481)
Total comprehensive income (loss)		1,233	1,225		8	(33)	347	€ (147)		1,058
Dividend distributed		(403)	(400)	2						(738)		336
Purchase of treasury shares		(514)	(514)							(4)		(276)	(514)
Sale or issue of treasury shares		107	61										341
Share call options										34		(51)
Increase (decrease) through share-based payment transactions, equity			107									107
Increase (decrease) forward contracts		(319)	(319)							124			(443)
Income Tax Share-based Compensation Plans		11	11									11
IFRS 9 And 15 Adjustment	[3]	(29)	(29)						€ (4)	(25)
Cancellation of treasury shares				(5)						€ (779)			783
Equity at end of period at Dec. 31, 2018		€ 12,117	€ 12,088	€ 185	€ 29	€ (10)	€ 739		€ (181)			€ 3,487	€ (399)

[1]	Cumulative translation adjustments related to investments in associates were EUR 45 million at December 31,2018 (2017: EUR 46 million, 2016: EUR 40 million).
[2]	Previously available-for-sale financial assets.
[3]	Impact of IFRS 9 and 15 adoption. Reference is made to the Significant accounting policies